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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-22359

Papp Investment Trust

(Exact name of registrant as specified in charter)

2201 E. Camelback Road, Suite 227B Phoenix, Arizona	85016
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC      225 Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (602) 956-0980

Date of fiscal year end:          November 30, 2011

Date of reporting period:        August 31, 2011

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited)
COMMON STOCKS — 97.0%	Shares	Value

Consumer Discretionary - 14.1%
Specialty Retail - 9.2%
O'Reilly Automotive, Inc.*	8,000	$519,040
PetSmart, Inc.	11,300	476,634
		995,674
Textiles, Apparel & Luxury Goods - 4.9%
Coach, Inc.	9,400	528,468

Consumer Staples - 4.6%
Food Products - 1.5%
McCormick & Co., Inc.	3,500	167,265

Household Products - 3.1%
Clorox Co. (The)	4,800	334,560

Energy - 2.6%
Energy Equipment & Services - 1.2%
FMC Technologies, Inc.*	2,800	124,488

Oil, Gas & Consumable Fuels - 1.4%
Forest Oil Corp.*	1,300	25,311
Whiting Petroleum Corp.*	2,700	127,197
		152,508
Financials - 7.3%
Capital Markets - 7.3%
Federated Investors, Inc. - Class B	15,000	265,650
State Street Corp.	4,200	149,184
T. Rowe Price Group, Inc.	7,000	374,360
		789,194
Health Care - 20.1%
Health Care Equipment & Supplies - 8.0%
C.R. Bard, Inc.	5,100	485,826
DENTSPLY International, Inc.	2,900	102,080
ResMed, Inc.*	8,800	272,536
		860,442
Health Care Services - 4.0%
Express Scripts, Inc.*	5,500	258,170
Medco Health Solutions, Inc.*	3,300	178,662
		436,832
Life Sciences Tools & Services - 8.1%
Mettler-Toledo International, Inc.*	3,150	501,700
PAREXEL International Corp.*	14,900	303,662
Techne Corp.	1,000	72,470
		877,832
Industrials - 18.5%
Air Freight & Logistics - 3.2%
Expeditors International of Washington, Inc.	7,500	341,250

Commercial Services - 3.2%
Stericycle, Inc.*	4,000	350,840

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.0% (Continued)	Shares	Value

Industrials - 18.5% (Continued)
Electrical Equipment - 3.8%
AMETEK, Inc.	10,600	$414,248

Machinery - 8.3%
Gardner Denver, Inc.	6,900	543,651
IDEX Corp.	9,700	360,646
		904,297
Information Technology - 23.4%
Semiconductors & Semiconductor Equipment - 5.4%
Linear Technology Corp.	7,300	208,999
Microchip Technology, Inc.	7,300	239,586
Silicon Laboratories, Inc.*	4,100	141,737
		590,322
Software - 18.0%
Adobe Systems, Inc.*	6,000	151,440
Factset Research Systems, Inc.	3,300	290,070
Informatica Corp.*	10,300	430,334
MICROS Systems, Inc.*	9,500	452,770
Nuance Communications, Inc.*	24,500	454,720
Rovi Corp.*	3,500	171,115
		1,950,449
Materials - 6.4%
Specialty Chemicals - 6.4%
Ecolab, Inc.	7,400	396,640
Sigma-Aldrich Corp.	4,700	302,633
		699,273

Total Common Stocks (Cost $9,197,787)		$10,517,942

MONEY MARKET FUNDS — 2.9%	Shares	Value

Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%(a)	316,756
(Cost $316,756)		$316,756

Total Investments at Value — 99.9% (Cost $9,514,543)		$10,834,698

Other Assets in Excess of Liabilities — 0.1%		10,980

Net Assets — 100.0%		$10,845,678

* Non-income producing security.
(a) The rate shown is the 7-day effective yield as of August 31, 2011.

See accompanying notes to Schedule of Investments.

PAPP SMALL & MID-CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited)

1.	Securities Valuation

The Papp Small & Mid-Cap Growth Fund’s (the “Fund”) portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open.  Securities listed on the NYSE or other exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded.  If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day.  NASDAQ listed securities are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise at the mean of the closing bid and ask prices.  In the event that market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Trust and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Factors determining portfolio investments subject to fair value determination include, but are not limited to, the following: the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or future markets, such as the suspension or limitation of trading.  Debt securities are valued at their current market value when available or at their fair value, which for securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurement.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

PAPP SMALL & MID-CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2011:

	Level 1	Level 2	Level 3	Total

Common Stocks	$10,517,942	$-	$-	$10,517,942
Money Market Funds	316,756	-	-	316,756
Total	$10,834,698	$-	$-	$10,834,698

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.  During the quarter ended August 31, 2011, the Fund did not have any significant transfers in and out of any Level.  In addition, the Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the quarter ended August 31, 2011.

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2011:

Tax cost of portfolio investments	$9,514,543

Gross unrealized appreciation	$1,716,233
Gross unrealized depreciation	(396,078)

Net unrealized appreciation	$1,320,155

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Papp Investment Trust

By (Signature and Title)*		/s/ L. Roy Papp
L. Roy Papp, Chairman and President

Date	September 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ L. Roy Papp
L. Roy Papp, Chairman and President

Date	September 8, 2011

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	September 8, 2011

* Print the name and title of each signing officer under his or her signature.